Information Relating to Cash Flow Hedges Net Investment Hedges Fair Value Hedges and Other Derivatives not Designated as Hedging Instruments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2013		Jun. 30, 2012
Cash Flow Hedging
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income (OCI)	$ 6	[1]	$ 5	[1]
Amount of gain (loss) reclassified from AOCI into earnings	18	[1],[2]	1	[1],[2]
Amount of ineffectiveness recognized in earnings	(1)	[3],[4]	0	[3],[4]
Amount of gain (loss) expected to be reclassified into earnings during the next twelve months	(2)		10
Net Investment Hedging
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income (OCI)	0	[1]	604	[1]
Amount of gain (loss) recognized from OCI into earnings	0	[5]	(446)	[5]
Amount of gain (loss) recognized from OCI into spin-off dividend	0	[6]	324	[6]
Fair Value Hedging
Derivative [Line Items]
Amount of derivative gain (loss) recognized in earnings	0	[7]	1	[7]
Amount of Hedged Item gain (loss) recognized in earnings	0	[7]	4	[7]
Not Designated as Hedging Instrument
Derivative [Line Items]
Amount of gain (loss) recognized in Cost of Sales	(2)		(2)
Amount of gain (loss) recognized in SG&A	2		(15)
Interest Rate Contract | Cash Flow Hedging
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income (OCI)	0	[1]	(8)	[1]
Amount of gain (loss) reclassified from AOCI into earnings	0	[1],[2]	(3)	[1],[2]
Amount of ineffectiveness recognized in earnings	0	[3],[4]	0	[3],[4]
Amount of gain (loss) expected to be reclassified into earnings during the next twelve months	0		0
Interest Rate Contract | Net Investment Hedging
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income (OCI)	0	[1]	0	[1]
Amount of gain (loss) recognized from OCI into earnings	0	[5]	0	[5]
Amount of gain (loss) recognized from OCI into spin-off dividend	0	[6]	0	[6]
Interest Rate Contract | Fair Value Hedging
Derivative [Line Items]
Amount of derivative gain (loss) recognized in earnings	0	[7]	1	[7]
Amount of Hedged Item gain (loss) recognized in earnings	0	[7]	4	[7]
Interest Rate Contract | Not Designated as Hedging Instrument
Derivative [Line Items]
Amount of gain (loss) recognized in Cost of Sales	0		0
Amount of gain (loss) recognized in SG&A	0		0
Foreign Exchange Contract | Cash Flow Hedging
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income (OCI)	0	[1]	0	[1]
Amount of gain (loss) reclassified from AOCI into earnings	0	[1],[2]	2	[1],[2]
Amount of ineffectiveness recognized in earnings	0	[3],[4]	(2)	[3],[4]
Amount of gain (loss) expected to be reclassified into earnings during the next twelve months	0		0
Foreign Exchange Contract | Net Investment Hedging
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income (OCI)	0	[1]	604	[1]
Amount of gain (loss) recognized from OCI into earnings	0	[5]	(446)	[5]
Amount of gain (loss) recognized from OCI into spin-off dividend	0	[6]	324	[6]
Foreign Exchange Contract | Fair Value Hedging
Derivative [Line Items]
Amount of derivative gain (loss) recognized in earnings	0	[7]	0	[7]
Amount of Hedged Item gain (loss) recognized in earnings	0	[7]	0	[7]
Foreign Exchange Contract | Not Designated as Hedging Instrument
Derivative [Line Items]
Amount of gain (loss) recognized in Cost of Sales	0		0
Amount of gain (loss) recognized in SG&A	0		(15)
Commodity Contract | Cash Flow Hedging
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income (OCI)	6	[1]	13	[1]
Amount of gain (loss) reclassified from AOCI into earnings	18	[1],[2]	2	[1],[2]
Amount of ineffectiveness recognized in earnings	(1)	[3],[4]	2	[3],[4]
Amount of gain (loss) expected to be reclassified into earnings during the next twelve months	(2)		10
Commodity Contract | Net Investment Hedging
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income (OCI)	0	[1]	0	[1]
Amount of gain (loss) recognized from OCI into earnings	0	[5]	0	[5]
Amount of gain (loss) recognized from OCI into spin-off dividend	0	[6]	0	[6]
Commodity Contract | Fair Value Hedging
Derivative [Line Items]
Amount of derivative gain (loss) recognized in earnings	0	[7]	0	[7]
Amount of Hedged Item gain (loss) recognized in earnings	0	[7]	0	[7]
Commodity Contract | Not Designated as Hedging Instrument
Derivative [Line Items]
Amount of gain (loss) recognized in Cost of Sales	(2)		(2)
Amount of gain (loss) recognized in SG&A	$ 2		$ 0

[1]	1 Effective Portion
[2]	2 Gain (loss) reclassified from AOCI into earnings is reported in interest or debt extinguishment , for interest rate swaps, in selling, general, and administrative (SG&A) expenses for foreign exchange contracts and in cost of sales for commodity contracts.
[3]	3 Gain (loss) recognized in earnings is related to the ineffective portion and amounts excluded from the assessment of hedge effectiveness.
[4]	4 Gain (loss) recognized in earnings is reported in interest expense for foreign exchange contract and SG&A expenses for commodity contracts.
[5]	6 The gain (loss) recognized from OCI into earnings is reported in gain on sale of discontinued operations.
[6]	7 The gain/(loss) recognized from OCI into the spin-off dividend is reported in Retained Earnings as a result of the spin-off
[7]	5 The amount of gain (loss) recognized in earnings on the derivative contracts and the related hedged item is reported in interest or debt extinguishment, for the interest rate contracts and SG&A for the foreign exchange contracts.